Cash Convertible Senior Notes and Related Transactions (Tables)	3 Months Ended
Mar. 31, 2012
Cash Convertible Senior Notes and Related Transactions [Abstract]
Principal amount, carrying amount, and interest expense of the notes
The following tables provide additional information regarding the Notes:

	March 31, 2012	December 31, 2011
Principal amount	$175.0	$175.0
Less: unamortized issuance discount	(25.2)	(27.0)
Carrying amount, net of discount	$149.8	$148.0

	Quarter Ended
	March 31,
	2012	2011
Contractual coupon interest	$2.0	$2.0
Amortization of discount and deferred financing costs	2.0	1.9
Total interest expense[1]	$4.0	$3.9
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[1]	A portion of the interest relating to the Notes is capitalized as Construction in progress.